LEASES - Right of use assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	R$ 5,196,631	R$ 5,109,226
Additions/updates	744,226	813,909
Depreciation (1)	(757,064)	(707,707)
Write-offs (2)	(3,102)	(18,797)
Ending Balance	5,180,691	5,196,631
Lands
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	3,380,298	3,283,156
Additions/updates	506,373	496,236
Depreciation (1)	(408,000)	(386,436)
Write-offs (2)	(3,102)	(12,658)
Ending Balance	3,475,569	3,380,298
Machinery and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	184,813	112,553
Additions/updates	157,542	206,847
Depreciation (1)	(167,312)	(134,587)
Write-offs (2)
Ending Balance	175,043	184,813
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	127,432	85,756
Additions/updates	41,235	101,124
Depreciation (1)	(54,275)	(59,448)
Write-offs (2)
Ending Balance	114,392	127,432
Ships and boats
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	1,498,228	1,623,118
Additions/updates
Depreciation (1)	(124,890)	(124,890)
Write-offs (2)
Ending Balance	1,373,338	1,498,228
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	5,860	4,643
Additions/updates	39,076	9,702
Depreciation (1)	(2,587)	(2,346)
Write-offs (2)		(6,139)
Ending Balance	R$ 42,349	R$ 5,860